Borrowing Arrangements - Related Party - Net carrying amount of related party borrowings (Details) - August 2022 Bridge Notes - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Borrowing Arrangements
Balance, January 1, 2022	$ 0
Additions	39,593
Change in fair value	7,887
Converted to common stock	(47,480)
Balance, December 31, 2022	0
Converted to common stock reclassified in additional paid-in capital	$ (47,300)